Subsidiary Guarantor Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsidiary Guarantor Information
NOTE 30. SUBSIDIARY GUARANTOR INFORMATION
The following consolidating information presents: (i) condensed consolidated statements of financial position at December 31, 2019 and 2018 and condensed consolidated statements of comprehensive income and cash flows for the years ended December 31, 2019, 2018 and 2017 of Petróleos Mexicanos, the Subsidiary Guarantors and the
Non-Guarantor
Subsidiaries (as defined below).
These condensed consolidated statements were prepared in conformity with IFRS, with one exception: for the purposes of the presentation of the subsidiary guarantor information, the Subsidiary Entities and Subsidiary Companies have been accounted for as investments under the equity method by Petróleos Mexicanos. Earnings of subsidiaries are therefore reflected in Petróleos Mexicanos’ investment account and earnings. The principal elimination entries eliminate Petróleos Mexicanos’ investment in subsidiaries and inter-company balances and transactions. Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services (in the case of Pemex Drilling and Services, until June 30, 2019 (see Note 1), Pemex Logistics and Pemex Cogeneration and Services (in the case of Pemex Cogeneration and Services, until July 27, 2018, see Note 1) (collectively, the “Subsidiary Guarantors”) and Pemex Ethylene (in the case of Pemex Ethylene, until June 30, 2019, see Note 1) and Pemex Fertilizers are 100%-owned subsidiaries of the Mexican Government. The guarantees by the Subsidiary Guarantors of Petróleos Mexicanos’ payment obligations under this indebtedness are full, unconditional, joint and several. Pemex Ethylene, Pemex Fertilizers, Pemex Finance, Ltd. and the Subsidiary Companies collectively comprise the non-guarantor
subsidiaries (the
“Non-Guarantor
Subsidiaries”).
The Pemex Project Funding Master Trust (the “Master Trust”), which was a trust formed for the purpose of financing PEMEX’s projects, was dissolved effective December 20, 2011 and is no longer consolidated in the financial statements of PEMEX as of December 31, 2011 and thereafter.
The following table sets forth, as of December 31, 2019, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:

Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S. $)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,750,000
6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	491,175
8.625% Bonds due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	89,609
8.625% Guaranteed Bonds due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	63,705
9.50% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	219,217
The following table sets forth, as of December 31, 2019, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security	Issuer	Guarantors	Principal amount outstanding (U.S. $)
Floating Rate Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	563,702
9.50% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	102,149
6.000% Notes due 2020	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	322,564
5.50% Notes due 2021	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,071,292
3.500% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,360,645
4.875% Notes due 2024	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,031,954
6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	999,000
6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521
4.875% Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	787,806
5.375% Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	604,657
3.500% Notes due 2020	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	437,022
5.50% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	972,970
6.375% Bonds due en 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,461
5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,698,214
4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,497,918
4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	790,153
6.375% Notes due 2021	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	364,288
6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,970,334
4.625% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,012,142
6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,997,558
5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,482,368
6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,326,497
6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,982,163
6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,478,497
Petróleos Mexicanos is the only PEMEX entity that had debt securities registered with the SEC outstanding as of December 31, 2019 and as of the date of these consolidated financial statements, and all guaranteed debt is issued by Petróleos Mexicanos. The guaranties of the Subsidiary Guarantors are full and unconditional and joint and several. PEMEX’s management has not presented separate financial statements for the Subsidiary Guarantors, because it has determined that such information is not material to investors.

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2019

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	28,234,857	Ps.	4,826,057	Ps.	27,560,717	Ps.	—	Ps.	60,621,631
Trade and other accounts receivable, derivative financial instruments and other current assets		21,264,604		119,380,143		56,613,797		—		197,258,544
Accounts receivable—inter-company		592,503,940		1,134,820,799		129,911,984		(1,857,236,723)		—
Inventories		459,131		51,833,240		30,379,825		—		82,672,196

Total current assets		642,462,532		1,310,860,239		244,466,323		(1,857,236,723)		340,552,371
Long-term receivables—intercompany		1,692,840,909		—		1,615,441		(1,694,456,350)		—
Investments in joint ventures and associates		(980,054,315)		10,757,092		73,151,606		911,020,196		14,874,579
Wells, pipelines, properties, plant and equipment-net		9,706,301		1,169,112,584		32,930,617		—		1,211,749,502
Long-term notes receivables		121,626,851		938,455		—		—		122,565,306
Right of use		1,385,617		67,564,544		1,868,152		—		70,818,314
Deferred taxes		81,127,820		50,735,224		4,303,703		—		136,166,747
Intangible assets		130,535		13,018,022		1,435,967		—		14,584,524
Other assets		21,986		2,955,242		4,159,450		—		7,136,677

Total assets		1,569,248,236		2,625,941,402		363,931,259		(2,640,672,877)		1,918,448,020

Liabilities
Current liabilities
Current portion of long-term debt		209,291,307		2,942,757		32,690,121		—		244,924,185
Accounts payable—inter-company		1,275,967,793		471,706,488		106,934,283		(1,854,608,564)		—
Other current liabilities		23,694,401		230,345,159		53,239,883		—		307,279,443

Total current liabilities		1,508,953,501		704,994,404		192,864,287		(1,854,608,564)		552,203,628
Long-term debt		1,694,319,842		28,300,551		15,629,510		—		1,738,249,903
Long-term payables—inter-company		—		1,694,801,416		2,283,093		(1,697,084,509)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		363,041,463		1,247,581,410		14,579,978		—		1,625,202,851

Total liabilities		3,566,314,806		3,675,677,781		225,356,868		(3,551,693,073)		3,915,656,382

Equity (deficit), net		(1,997,066,570)		(1,049,736,379)		138,574,391		911,020,196		(1,997,208,362)

Total liabilities and equity	Ps.	1,569,248,236	Ps.	2,625,941,402	Ps.	363,931,259	Ps.	(2,640,672,877)	Ps.	1,918,448,020

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2018

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	25,187,488	Ps.	16,471,298	Ps.	40,253,622	Ps.	—	Ps.	81,912,409
Trade and other accounts receivable, derivative financial instruments and other current assets		63,513,279		112,579,068		53,082,638		—		229,174,985
Accounts receivable—inter-company		573,128,107		1,190,513,209		90,294,160		(1,853,935,476)		—
Inventories		418,497		55,152,479		26,451,592		—		82,022,568

Total current assets		662,247,371		1,374,716,054		210,082,012		(1,853,935,476)		393,109,961
Long-term receivables—intercompany		1,833,526,496		285		5,409,802		(1,838,936,583)		—
Investments in joint ventures and associates		(423,086,576)		135,726		16,693,715		423,098,680		16,841,545
Wells, pipelines, properties, plant and equipment-net		10,857,719		1,344,851,372		46,776,993		—		1,402,486,084
Long-term notes receivables		118,834,477		994,121		—		—		119,828,598
Deferred taxes		59,010,975		61,009,660		2,764,095		—		122,784,730
Intangible assets		318,342		11,865,660		1,536,538		—		13,720,540
Other assets		54,272		3,174,097		3,197,441		—		6,425,810

Total assets	Ps.	2,261,763,076	Ps.	2,796,746,975	Ps.	286,460,596	Ps.	(3,269,773,379)	Ps.	2,075,197,268

Liabilities
Current liabilities
Current portion of long-term debt	Ps.	171,880,315	Ps.	4,289,361	Ps.	15,626,033	Ps.	—	Ps.	191,795,709
Accounts payable—inter-company		1,439,442,811		325,901,335		88,582,648		(1,853,926,794)		—
Other current liabilities		20,837,163		194,303,145		40,840,277		—		255,980,585

Total current liabilities		1,632,160,289		524,493,841		145,048,958		(1,853,926,794)		447,776,294
Long-term debt		1,835,071,170		36,863,242		18,555,994		—		1,890,490,407
Long-term payables—inter-company		—		1,838,285,585		659,680		(1,838,945,265)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		254,041,839		929,431,425		12,862,735		—		1,196,335,999

Total liabilities		3,721,273,298		3,329,074,093		177,127,368		(3,692,872,059)		3,534,602,700
Equity (deficit), net		(1,459,510,222)		(532,327,118)		109,333,228		423,098,680		(1,459,405,432)

Total liabilities and equity	Ps.	2,261,763,076	Ps.	2,796,746,975	Ps.	286,460,596	Ps.	(3,269,773,379)	Ps.	2,075,197,268

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2019

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales		—		1,623,118,346		712,266,064		(942,521,905)		1,392,862,505
Services income		59,915,165		131,935,732		9,683,190		(192,425,407)		9,108,680

Total sales revenues		59,915,165		1,755,054,078		721,949,254		(1,134,947,312)		1,401,971,185
Impairment of wells, pipelines, properties, plant and equipment		—		93,471,764		3,610,450		—		97,082,214
Cost of sales		989,308		1,488,250,706		705,101,991		(1,071,408,581)		1,122,933,424

Gross income		58,925,857		173,331,608		13,236,813		(63,538,731)		181,955,547
Other revenues (expenses), net		139,412		3,048,907		4,616,272		(75,835)		7,728,756

Total general expenses		62,645,185		141,628,000		11,974,223		(63,592,675)		152,654,733

Operating income		(3,579,916)		34,752,515		5,878,862		(21,891)		37,029,570
Financing cost, net		(66,593,657)		(57,364,522)		(2,953,372)		21,891		(126,889,660)
Foreign exchange income, net		3,912,176		82,143,830		874,382		—		86,930,388
Profit (loss) sharing in joint ventures and associates		(292,585,923)		116,536		(4,297,609)		295,609,103		(1,157,893)

Income (loss) before taxes, duties and other		(358,847,320)		59,648,359		(497,737)		295,609,103		(4,087,595)
Total taxes, duties and other		(11,557,958)		352,239,317		3,142,129		—		343,823,488

Net (loss) income for the year		(347,289,362)		(292,590,958)		(3,639,866)		295,609,103		(347,911,083)
Total other comprehensive result		(55,495,859)		(253,482,329)		(375,252)		(2,669,406)		(312,022,846)

Total comprehensive result for the year	Ps.	(402,785,221)	Ps.	(546,073,287)	Ps.	(4,015,118)	Ps.	292,939,697	Ps.	(659,933,929)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2018

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,941,467,663	Ps.	912,726,857	Ps.	(1,181,748,372)	Ps.	1,672,446,148
Services income		75,979,835		113,113,024		5,960,807		(186,380,664)		8,673,002

Total sales revenues		75,979,835		2,054,580,687		918,687,664		(1,368,129,036)		1,681,119,150
(Reversal) impairment of wells, pipelines, properties, plant and equipment		—		(25,384,888)		3,965,891		—		(21,418,997)
Cost of sales		1,905,865		1,536,120,030		910,525,715		(1,249,040,049)		1,199,511,561

Gross income		74,073,970		543,845,545		4,196,058		(119,088,987)		503,026,586
Other revenues (expenses), net		73,183		(26,020,067)		8,710,216		40,289,179		23,052,511

Total general expenses		69,479,218		158,965,537		10,248,039		(80,014,104)		158,678,690

Operating income		4,667,935		358,859,941		2,658,235		1,214,296		367,400,407
Financing cost, net		(64,226,376)		(46,203,154)		(475,599)		(523,384)		(111,428,513)
Foreign exchange income, net		(3,832,933)		26,526,563		965,850		—		23,659,480
Profit (loss) sharing in joint ventures and associates		(125,246,527)		53,058		2,164,868		124,555,613		1,527,012

Income (loss) before taxes, duties and other		(188,637,901)		339,236,408		5,313,354		125,246,525		281,158,386
Total taxes, duties and other		(8,272,851)		466,788,123		3,062,951		—		461,578,223

Net (loss) income for the year		(180,365,050)		(127,551,715)		2,250,403		125,246,525		(180,419,837)
Total other comprehensive result		47,357,316		176,174,564		(140,133)		—		223,391,747

Total comprehensive result for the year	Ps.	(133,007,734)	Ps.	48,622,849	Ps.	2,110,270	Ps.	125,246,525	Ps.	42,971,910

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2017

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,713,914,703	Ps.	1,096,752,930	Ps.	(1,424,768,483)	Ps.	1,385,899,150
Services income		50,399,983		140,934,022		2,646,144		(182,849,580)		11,130,569

Total sales revenues		50,399,983		1,854,848,725		1,099,399,074		(1,607,618,063)		1,397,029,719
Impairment of wells, pipelines, properties, plant and equipment		—		145,302,407		6,142,153		—		151,444,560
Cost of sales		2,007,814		1,447,640,131		1,083,297,610		(1,528,740,675)		1,004,204,880

Gross income		48,392,169		261,906,187		9,959,311		(78,877,388)		241,380,279
Other revenues (expenses), net		(341,521)		(12,443,660)		(4,664,096)		22,623,353		5,174,076

Total general expenses		59,141,391		132,057,064		7,180,758		(56,550,089)		141,829,124

Operating income		(11,090,743)		117,405,463		(1,885,543)		296,054		104,725,231
Financing cost, net		(65,581,677)		(9,106,677)		(1,155,963)		(296,054)		(76,140,371)
Foreign exchange income , net		6,837,171		15,807,988		538,963		—		23,184,122
Profit (loss) sharing in joint ventures and associates		(211,567,169)		409,955		(49,515)		211,567,169		360,440

Income (loss) before taxes, duties and other		(281,402,418)		124,516,729		(2,552,058)		211,567,169		52,129,422
Total taxes, duties and other		(557,520)		331,001,261		2,536,300		—		332,980,041

Net (loss) income for the year		(280,844,898)		(206,484,532)		(5,088,358)		211,567,169		(280,850,619)
Total other comprehensive result		4,728,640		6,841,586		(63,845)		—		11,506,381

Total comprehensive result for the year	Ps.	(276,116,258)	Ps.	(199,642,946)	Ps.	(5,152,203)	Ps.	211,567,169	Ps.	(269,344,238)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2019

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income for the year	Ps.	(347,289,363)	Ps.	(291,256,339)	Ps.	(4,974,486)	Ps.	295,609,104	Ps.	(347,911,084)
Income tax and duties		(11,557,958)		352,291,238		3,090,209		—		343,823,489
Depreciation and amortization		1,183,741		134,134,135		1,869,134		—		137,187,010
Amortization of intangible assets		373,961		86,342		83,069		—		543,372
Impairment of wells, pipelines, properties, plant and equipment		—		93,471,765		3,610,449		—		97,082,214
Unsuccessful wells		—		71,604,308		—		—		71,604,308
Exploration costs		—		7,990,877		—		—		7,990,877
Disposal of wells, pipelines, properties, plant and equipment		14,115		1,492,916		1,034,527		—		2,541,558
Amortization of rights of use		639,877		5,439,642		1,349,756		—		7,429,275
Effects of net present value of reserve for well abandonment		—		(258,816)		—		—		(258,816)
Profit (loss) sharing in investments		296,230,824		(538,281)		(1,473,955)		(293,060,695)		1,157,893
Unrealized foreign exchange loss (gain)		(74,439,514)		(2,867,091)		(938,369)		—		(78,244,974)
Interest expense		118,543,971		12,446,222		1,871,147		—		132,861,340
Interest income		(22,964,784)		(658,748)		(860,174)		—		(24,483,706)
Funds (used in) from operating activities:
Accounts receivable, accounts payable, derivative financial instruments and accrued liabilities		11,279,402		27,661,723		675,345		—		39,616,470
Taxes		(10,682,007)		(356,254,147)		(5,737,259)		—		(372,673,413)
Employee benefits		52,052,212		9,322,327		5,580,162		—		66,954,701
Inter-company charges and deductions		(439,039,267)		176,676,691		5,349,241		257,013,335		—

Cash flows (used in) from operating activities		(425,654,790)		240,784,764		10,528,796		259,561,744		85,220,514
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(232,592)		(132,206,201)		5,564,862		—		(126,873,931)
Other assets and other receivables		14,743,694		933,269		(101,835)		—		15,575,128
(Increase) decrease due to Inter-company investing		401,422,502		—		—		(401,422,502)		—

Cash flows used in investing activities		415,933,604		(131,272,932)		5,463,027		(401,422,502)		(111,298,803)
Financing activities:
Increase in equity due to Certificates of Contribution “A”		122,131,000		41,956,917		(41,956,917)		—		122,131,000
Long-terms and interest received from the Mexican Government		38,704,883		—		—		—		38,704,883
Lease payments		(588,463)		(8,745,025)		(1,375,933)		—		(10,709,421)
Loans obtained from financial institutions		824,049,426		46,297		343,739,223		—		1,167,834,946
Debt payments, principal only		(851,077,341)		(4,826,936)		(329,138,006)		—		(1,185,042,283)
Interest paid		(120,450,950)		(6,104,160)		(1,390,093)		—		(127,945,203)
Inter-company increase (decrease) financing		—		(143,484,166)		1,623,408		141,860,758		—

Cash flows provided by financing activities:		12,768,555		(121,157,073)		(28,498,318)		141,860,758		4,973,922
Net (decrease) increase in cash and cash equivalents		3,047,369		(11,645,241)		(12,506,495)		—		(21,104,367)
Effects of change in cash value		—		—		(186,411)		—		(186,411)
Cash and cash equivalents at the beginning of the year		25,187,488		16,471,298		40,253,623		—		81,912,409

Cash and cash equivalents at the end of the year	Ps.	28,234,857	Ps.	4,826,057	Ps.	27,560,717	Ps.	—	Ps.	60,621,631

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2018

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income for the year	Ps.	(180,365,050)	Ps.	(127,551,718)	Ps.	2,305,189	Ps.	125,191,742	Ps.	(180,419,837)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,274,179		149,747,232		2,360,629		—		153,382,040
Amortization of intangible assets		2,446,445		86,332		110,549		—		2,643,326
Impairment of wells, pipelines, properties, plant and equipment		—		(25,384,888)		3,965,891		—		(21,418,997)
Unsuccessful wells		—		15,443,086		—		—		15,443,086
Exploration costs		—		(2,171,218)		—		—		(2,171,218)
Disposal of wells, pipelines, properties, plant and equipment		872,527		12,226,128		3,786,609		—		16,885,264
Gain on sale of share in joint ventures and associates		—		(10,257)		(690,914)		—		(701,171)
Effects of net present value of reserve for well abandonment		—		(6,953,200)		—		—		(6,953,200)
Profit (loss) sharing in investments		125,246,527		(538,281)		(1,473,955)		(124,761,303)		(1,527,012)
Unrealized foreign exchange loss (gain)		(19,726,271)		446,523		(482,460)		—		(19,762,208)
Interest expense		109,697,028		9,577,370		1,452,624		—		120,727,022
Interest income		(9,520,962)		—		—		—		(9,520,962)
Funds (used in) from operating activities:
Accounts receivable, accounts payable, derivative financial instruments and accrued liabilities		51,460,407		(70,278,499)		26,118,293		—		7,300,201
Taxes		(8,881,300)		38,071,896		(157,861)		—		29,032,735
Other assets and other liabilities		559,449		(12,071,857)		(3,244,955)		—		(14,757,363)
Employee benefits		10,519,603		44,858,697		(1,773,416)		—		53,604,884
Inter-company charges and deductions		(14,527,177)		81,240,429		(21,516,287)		(45,196,965)		—

Cash flows (used in) from operating activities		69,055,405		106,737,775		10,759,936		(44,766,526)		141,786,590
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(1,162,685)		(103,408,759)		(4,389,245)		—		(108,960,689)
Proceeds from sale of assets		—		14,568		4,063,776		—		4,078,344
Other assets		3,586,010		212,421		—		—		3,798,431
(Increase) decrease due to Inter-company investing		(47,454,385)		—		—		47,454,385		—

Cash flows used in investing activities		(45,031,060)		(103,181,770)		(325,469)		47,454,385		(101,083,914)
Financing activities:
Loans obtained from financial institutions		510,871,366		—		388,897,646		—		899,769,012
Debt payments, principal only		(450,353,531)		(6,662,318)		(384,017,543)		—		(841,033,392)
Interest paid		(106,313,795)		(7,857,926)		(1,117,668)		—		(115,289,389)
Inter-company increase (decrease) financing		—		8,620,192		(5,932,333)		(2,687,859)		—

Cash flows provided by financing activities:		(45,795,960)		(5,900,052)		(2,169,898)		(2,687,859)		(56,553,769)
Net (decrease) increase in cash and cash equivalents		(21,771,615)		(2,344,047)		8,264,569		—		(15,851,093)
Effects of change in cash value		—		—		(88,252)		—		(88,252)
Cash and cash equivalents at the beginning of the year		46,959,103		18,815,345		32,077,306		—		97,851,754

Cash and cash equivalents at the end of the year	Ps.	25,187,488	Ps.	16,471,298	Ps.	40,253,623	Ps.	—	Ps.	81,912,409

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2017

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income for the year	Ps.	(280,844,898)	Ps.	(206,484,532)	Ps.	(5,082,639)	Ps.	211,561,450	Ps.	(280,850,619)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,155,881		152,607,943		2,940,689		—		156,704,513
Impairment of wells, pipelines, properties, plant and equipment		—		145,302,407		6,142,153		—		151,444,560
Unsuccessful wells		—		6,164,624		—		—		6,164,624
Exploration costs		—		(1,447,761)		—		—		(1,447,761)
Disposal of wells, pipelines, properties, plant and equipment		433,391		14,687,229		1,943,051		—		17,063,671
Gain on sale of share in joint ventures and associates		—		(3,139,103)		—		—		(3,139,103)
Disposal of held-for-sale current non-financial assets		—		2,808,360		—		—		2,808,360
Dividends		—		—		(180,675)		—		(180,675)
Effects of net present value of reserve for well abandonment		—		7,774,000		—		—		7,774,000
Profit (loss) sharing in investments		211,567,169		(409,955)		49,515		(211,567,169)		(360,440)
Decrease on available-for-sale financial assets		—		—		1,360,205		—		1,360,205
Net loss on available-for-sale financial assets		—		—		3,523,748		—		3,523,748
Unrealized foreign exchange loss (gain)		(13,526,153)		(1,585,910)		(1,573,376)		—		(16,685,439)
Interest expense		100,545,114		15,736,420		1,363,014		—		117,644,548
Funds (used in) from operating activities:
Accounts receivable, accounts payable and derivative financial instruments		(88,496,967)		(14,214,566)		(20,789,692)		—		(123,501,225)
Inventories		(62,421)		(3,086,181)		(14,818,268)		—		(17,966,870)
Other assets		(7,091,867)		(483,389)		551,233		—		(7,024,023)
Employee benefits		18,829,768		31,489,785		(254,157)		—		50,065,396
Inter-company charges and deductions		7,284,124		(114,968,213)		514,270		107,169,819		—

Cash flows (used in) from operating activities		(50,206,859)		30,751,158		(24,310,929)		107,164,100		63,397,470
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment		(1,436,926)		(87,274,561)		(3,147,978)		—		(91,859,465)
Resources from sale available-for-sale financial assets		—		—		8,026,836		—		8,026,836
Proceeds from the sale of assets		—		3,863,072		(721,362)		—		3,141,710
(Increase) decrease due to Inter-company investing		25,611,359		—		—		(25,611,359)		—

Cash flows used in investing activities		24,174,433		(83,411,489)		4,157,496		(25,611,359)		(80,690,919)
Financing activities:
Loans obtained from financial institutions		401,947,349		—		302,768,119		—		704,715,468
Debt payments, principal only		(327,703,729)		(7,981,937)		(306,374,153)		—		(642,059,819)
Interest paid		(93,755,698)		(13,991,633)		(1,163,086)		—		(108,910,417)
Inter-company increase (decrease) financing		—		83,716,743		(2,164,002)		(81,552,741)		—

Cash flows provided by financing activities:		(19,512,078)		61,743,173		(6,933,122)		(81,552,741)		(46,254,768)
Net (decrease) increase in cash and cash equivalents		(45,544,504)		9,082,842		(27,086,555)		—		(63,548,217)
Effects of change in cash value		—		—		(2,132,542)		—		(2,132,542)
Cash and cash equivalents at the beginning of the year		92,503,607		9,732,503		61,296,403		—		163,532,513

Cash and cash equivalents at the end of the year	Ps.	46,959,103	Ps.	18,815,345	Ps.	32,077,306	Ps.	—	Ps.	97,851,754